Fair Value - Summary of Available-for-sale Financial Assets Measured at Cost (Detail) - Available-for-sale [member] - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets measured at cost	₩ 61,551	₩ 105,773
K- Bank [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets measured at cost		36,500
IBK-AUCTUS Green Growth Private Equity Fund [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets measured at cost	8,518	9,506
CBC II Fund [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets measured at cost	4,670	4,710
TRANSLINK No.2 Fund [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets measured at cost	9,395	9,395
WALDEN No.6 Fund [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets measured at cost	8,453	7,550
Storm IV Fund [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets measured at cost	7,298	8,601
Others [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets measured at cost	₩ 23,217	₩ 29,511